Non-Current Provisions And Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Non-Current Provisions And Other Non-Current Liabilities

B.12. NON-CURRENT PROVISIONS AND OTHER NON-CURRENT LIABILITIES

The line item Non-current provisions and other non-current liabilities comprises the following:

(€ million)	June 30, 2023 (6 months)	June 30, 2022 (6 months)	December 31, 2022 (12 months)
Provisions	5,018	5,760	5,822
Other non-current liabilities (a)	2,070	422	519
Total	7,088	6,182	6,341
(a) Includes €1,613 million at June 30, 2023 relating to the liability for royalties payable to Sobi on net sales of Beyfortus™ (nirsevimab) in the United States (see Note B.1.). Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability.

The table below shows movements in provisions:

(€ million)	Provisions for pensions & other post-employment benefits	Provisions for other long-term benefits	Restructuring provisions	Other provisions	Total
Balance at January 1, 2023	2,039	844	761	2,178	5,822
Increases in provisions and other liabilities	68	90	203	162	523
Provisions utilized	(65)	(65)	(7)	(66)	(203)
Reversals of unutilized provisions	(23)	(182)	(146)	(259)	(610)
Transfers (a)	(4)	—	(222)	(171)	(397)
Net interest related to employee benefits, and unwinding of discount	38	3	5	9	55
Currency translation differences	(12)	(11)	(1)	(15)	(39)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	(133)	—	—	—	(133)
Balance at June 30, 2023	1,908	679	593	1,838	5,018
(a) Mainly transfers to the line “Current provisions and other current liabilities”.

B.12.1. PROVISIONS FOR PENSIONS AND OTHER POST-EMPLOYMENT BENEFITS

For an analysis of the sensitivity of obligations in respect of pensions and other employee benefits as of December 31, 2022, and of the assumptions used as of that date, see Note D.19.1. to the consolidated financial statements for the year ended December 31, 2022.
The principal assumptions used (in particular, changes in discount and inflation rates and in the market value of plan assets) for the eurozone, the United States and the United Kingdom were reviewed as of June 30, 2023 to take into account changes during the first half of the year.
Actuarial gains and losses arising on pensions and other post-employment benefits and recognized in equity are as follows (amounts reported before tax):

(€ million)	June 30, 2023 (6 months)		June 30, 2022 (6 months)		December 31, 2022 (12 months)
Actuarial gains/(losses) on plan assets	34		(1,292)		(2,398)
Actuarial gains/(losses) on benefit obligations	99	(a)	2,402	(b)	3,048
(a)Includes the effects of (i) the change in discount rates (in a range between (-0.15%) and +0.40%) and (ii) the change in the inflation rate in the eurozone (-0.10%) in the first half of 2023.
(b)Includes the effects of (i) the change in discount rates (in a range between +1.70% and +2.30%) and (ii) the change in the inflation rate in the United Kingdom (-0.15%) and in the eurozone (+0.35%) in the first half of 2022.

The adoption in April 2023 of pension reforms in France (including the raising of the retirement age from 62 to 64 years) qualifies as a plan amendment within the meaning of IAS 19, and resulted in the recognition of an immaterial amount in the income statement and the balance sheet.